Accumulated Other Comprehensive Income (Reclassifications out of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total operating revenues	$ 7,563	$ 7,588
Interest expense, net (note 9)	(925)	(709)
Other income, net (note 8)	158	145
Income tax (expense) recovery	(128)	(185)
Net income	1,045	1,009
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(41)	22
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) recovery	(1)	(1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Losses (gain) on derivatives recognized as cash flow hedges | Interest rate hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net (note 9)	(2)	(2)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net change in unrecognized pension and post-retirement benefit costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(38)	25
Income tax (expense) recovery	1	1
Net income	(39)	24
Reclassification out of Accumulated Other Comprehensive Income [Member] | Actuarial (gains) losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income, net (note 8)	0	10
Reclassification out of Accumulated Other Comprehensive Income [Member] | Past service costs (gains)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income, net (note 8)	2	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amounts reclassified into obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and post-retirement benefits	$ (40)	$ 15